COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
2014	$ 1,871
2015	1,710
2016	1,416
2017	1,180
2018	1,209
Thereafter	$ 5,209